Lease - Schedule of Future Minimum Lease Payments for Operating Leases (Details)	Jun. 30, 2025 USD ($)
Schedule of Future Minimum Lease Payments for Operating Leases [Abstract]
2026	$ 2,416,712
2027	1,158,535
2028	188,486
Total minimum lease payments	3,763,733
Less: imputed interest	(114,169)
Total lease liability balance	3,649,564
Minimum payments related to leases not yet commenced as of June 30, 2025	$ 7,036